CMA MONEY FUND



Semi-Annual Report

September 30, 1997



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[MERRILL LYNCH BULL LOGO]



Officers and Trustees

Arthur Zeikel -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Richard R. West -- Trustee
Terry K. Glenn -- Executive Vice President
Joseph T. Monagle Jr. -- Senior Vice President
Donald C. Burke -- Vice President
Kevin J. McKenna -- Vice President
Gerald M. Richard -- Treasurer
Robert Harris -- Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

* For inquiries regarding your CMA account, call (800) CMA-INFO
  [(800) 262-4636].



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

CMA Money Fund
Box 9011
Princeton, NJ 08543-9011                               #11213 -- 9/97



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Printed on post-consumer recycled paper



DEAR SHAREHOLDER:

For the six-month period ended September 30, 1997, CMA Money Fund paid shareholders a net annualized dividend of 5.11%.* The Fund's 7-day yield as of September 30, 1997 was 5.09%.

The average portfolio maturity of CMA Money Fund at September 30, 1997 was 82 days, compared to 66 days at March 31, 1997.

The Environment
During the six-month period ended September 30, 1997, investor perceptions regarding the prospects for the US economy shifted dramatically. Early in the period, investor concerns focused on an overheating economy, increasing inflationary pressures, and the prospect of higher interest rates. These concerns were heightened when the Federal Reserve Board tightened monetary policy at its March 25 meeting. However, as the period continued, there was increasing evidence of noninflationary economic growth. Investor confidence was boosted further when the Federal Reserve Board chose to leave monetary policy unchanged at its May, July and August meetings. This increased confidence was reinforced further in late July by the passage of tax-cut and five-year balanced budget bills. In this environment, we maintained a constructive investment posture, since we believed that a lack of inflationary pressures would allow the central bank to leave monetary policy unchanged.

By late August, the consensus outlook had changed, with forecasts of overheating growth and inflationary expectations. These concerns were reinforced by a large upward revision in second-quarter real gross domestic product growth from an original estimate of 2.2% to 3.6%. However, in September, this rate of growth was revised downward to 3.3%. This report set the stage for renewed investor confidence, which was bolstered further by the continued absence of inflationary pressures.

Although it was widely anticipated that the Federal Reserve Board would not tighten monetary policy at its September meeting, investors were pleasantly surprised by the release of September employment data in early October, since the US economy added jobs at a slower-than-expected pace during the month. Over the balance of 1997, the determining factor in the investment outlook is likely to be whether or not the US economy continues to follow a pattern of moderate, noninflationary growth.

The Fund's portfolio composition at the end of the September period and as of our last report to shareholders is detailed below:

                                          9/30/97           3/31/97
                                         ---------         ---------

Bank Notes                                  7.2%              6.8%
Certificates of Deposit                     1.7               0.7
Certificates of Deposit -- European         3.6               2.4
Certificates of Deposit -- Yankee+          7.6               4.8
Commercial Paper                           45.9              47.1
Corporate Notes                             9.3               4.7
Funding Agreements                          0.8               0.7
Master Notes                                1.9               2.0
Medium-Term Notes                           1.0               0.4
Repurchase Agreements                       0.9               2.0
US Government & Agency
Obligations -- Discount Notes               2.9               4.8
US Government & Agency
Obligations -- Non-Discount Notes          18.8              24.3
Liabilities in Excess of Other Assets      (1.6)             (0.7)
                                      ---------         ---------
Total                                     100.0%            100.0%
                                      =========         =========

+US branches of foreign banks.



In Conclusion
We appreciate your continued support of CMA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President


/S/KEVIN J. MCKENNA
Kevin J. McKenna
Vice President and Senior
Portfolio Manager

November 5, 1997

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.




CMA Money Fund
Schedule of Investments as of September 30, 1997                                                        (in Thousands)


                                              Face               Interest             Maturity               Value
Issue                                        Amount               Rate*                 Date                (Note 1a)

Bank Notes -- 7.2%

Abbey National                              $280,000               5.59+%              2/25/98             $279,912
Treasury Services PLC
Bank of America, Illinois                    100,000               5.64               12/29/97               99,942
                                              90,000               5.63               12/30/97               89,946
                                             160,000               5.95                3/24/98              160,046

Bank of America                               50,000               5.93                6/24/98               50,017
N.T. & S.A.

The Bank of New York                          20,500               6.10                5/22/98               20,527
                                              99,000               6.00                6/11/98               99,069
                                              64,000               5.94                6/30/98               64,029
                                              95,000               5.85                8/20/98               94,968

BankBoston, N.A.                             100,000               5.65               11/05/97               99,998

First Bank N.A.,                              50,000               5.556+              1/22/98               49,988
Milwaukee

First National Bank of                       100,000               6.00                3/24/98              100,052
Chicago

First Tennessee Bank                          25,000               5.81               12/04/97               25,003
N.A., Memphis                                 20,000               6.08                6/05/98               20,023

First Union National                         150,000               5.57               10/31/97              149,993
Bank

KeyBank National                              65,000               5.85                3/11/98               64,986
Association                                   75,000               5.51+               5/06/98               74,982
                                              25,000               5.49+               8/20/98               24,984
                                              85,000               5.90                9/17/98               84,998

KeyBank of New York                          100,000               5.49+               6/26/98               99,950

LaSalle National Bank,                        25,000               5.79                7/31/98               24,982
Chicago                                       25,000               5.81                7/31/98               24,986

Mellon Bank N.A.,                             10,000               6.25               12/16/97               10,005
Pittsburgh

Morgan Guaranty                              264,000               5.615+              2/19/98              263,945
Trust Co. of NY                              245,000               5.64+               3/20/98              244,956
                                              89,000               5.955               6/22/98               89,042

NBD Bank N.A., Detroit                       200,000               5.78                1/30/98              199,933

Northern Trust Co.,                           70,000               5.96                6/17/98               70,034
Chicago

PNC Bank N.A.                                150,000               5.60+              10/01/98              149,899

Suntrust Bank, Atlanta                       100,000               5.80                7/24/98               99,934

US Bank N.A.                                  94,000               5.551+              8/28/98               93,954
                                             100,000               5.546+              9/16/98               99,943

US National Bank of                           55,000               5.665+              4/14/98               54,984
Oregon

Wachovia Bank of                              50,000               5.54               10/06/97               50,000
North Carolina, N.A.
                                                                                                       ------------
Total Bank Notes (Cost -- $3,229,560)                                                                     3,230,010
                                                                                                       ============

Certificates of Deposit -- 1.7%

Bank of America                               50,000               5.82                7/17/98               49,973
N.T. & S.A.

Branch Banking &                              25,000               5.54               10/20/97               25,000
Trust Co.

Chase Manhattan Bank                          50,000               5.85               12/01/97               50,009
                                              50,000               5.87                7/21/98               49,992

CoreStates Bank N.A.                          50,000               5.606               6/26/98               49,993

Morgan Guaranty                              102,000               5.92                3/19/98              102,012
Trust Co. of NY                              325,000               5.80                7/28/98              324,792

World Savings Bank,                           60,000               5.61               10/07/97               60,000
FSB                                           40,000               5.60               10/09/97               40,000
                                                                                                       ------------

Total Certificates of Deposit
(Cost -- $751,863)                                                                                          751,771
                                                                                                       ============

Certificates of Deposit -- European -- 3.6%

ABN AMRO Bank N.V.,                           30,000               5.90                3/05/98               29,999
London                                        10,000               5.87                3/06/98                9,999

Abbey National                               165,000               5.90                3/13/98              165,001
Treasury Services
PLC, London

Australia & New Zealand                       50,000               5.77               12/29/97               50,007
Banking Group, Ltd.,                          25,000               5.77               12/31/97               25,004
London

Bank of New York,                             16,000               5.91               11/03/97               16,003
London

Bank of Nova Scotia,                          35,000               5.60               11/19/97               34,998
London                                       100,000               5.81               12/08/97              100,014

Bank of Scotland,                             50,000               5.905               8/18/98               50,006
London

Bankers Trust Company,                       300,000               5.64               10/09/97              299,999
London

Barclays Bank PLC,                            45,000               6.08                6/15/98               45,057
London

Bayerische Vereinsbank                        50,000               5.72               10/24/97               49,996
AG, London                                    30,000               5.75               10/27/97               29,998
                                              65,000               5.67                2/23/98               64,990

Credit Agricole                               75,000               5.62               12/01/97               74,999
Indosuez, London

Credit Suisse First                            5,000               5.82                3/03/98                4,998
Boston, London

ING Bank N.V., London                        100,000               5.725               3/05/98               99,997

Kredietbank, N.V.,                            75,000               5.57               10/20/97               75,000
London                                        50,000               5.58               11/17/97               49,997

National Australia Bank,                      50,000               5.61               12/04/97               49,996
London

National Westminster                         142,000               5.53               10/01/97              142,000
Bank PLC, London

Rabobank Nederland,                           15,000               5.92                3/09/98               15,001
London

Svenska Handelsbanken,                        20,000               5.61               10/22/97               20,000
London

Toronto-Dominion Bank,                        20,000               5.87               11/28/97               20,004
London                                       100,000               5.60               12/05/97               99,990
                                                                                                       ------------

Total Certificates of Deposit -- European
(Cost -- $1,622,883)                                                                                      1,623,053
                                                                                                       ============

Certificates of Deposit -- Yankee -- 7.6%

ABN AMRO Bank N.V.,                          209,000               5.77                7/28/98              208,817
Chicago
ABN AMRO Bank N.V.,                          100,000               5.68               12/22/97               99,954
NY                                            95,000               5.70                1/06/98               94,949
                                              50,000               5.60                2/20/98               49,942
                                              25,000               6.03                6/11/98               25,022
                                              30,000               5.93                6/19/98               30,009

Australia & New Zealand                       25,000               5.83               12/04/97               25,004
Banking Group Ltd., NY

Bank Austria AG, NY                          150,000               5.55               10/09/97              150,000

Banque Nationale                              25,000               5.61               12/10/97               24,998
de Paris, NY

Barclays Bank PLC, NY                        300,000               5.63                2/27/98              299,681
                                              55,000               5.94                6/30/98               55,025

Bayerische Landesbank                         29,000               5.50               12/04/97               28,980
Girozentrale, NY                              95,000               5.61               12/30/97               94,938
                                             100,000               6.20                4/21/98              100,170
                                              76,000               5.86                7/17/98               75,982

Canadian Imperial Bank                        50,000               5.59               12/03/97               49,995
of Commerce, NY                               50,000               5.63               12/29/97               50,000

Commerzbank, NY                              100,000               5.54               10/07/97               99,999

Credit Suisse First                           25,000               5.87                3/16/98               24,997
Boston, NY                                   100,000               6.265               4/08/98              100,185

Den Danske Bank, NY                           50,000               5.56               10/14/97               49,999

Deutsche Bank, NY                            100,000               5.69                1/06/98               99,944
                                              40,000               5.76                2/03/98               39,978
                                              60,000               5.63                2/26/98               59,936
                                             115,000               5.95                6/16/98              115,047

Landesbank Hessen-                            64,000               5.78                1/27/98               63,979
Thuringen Girozentrale,                       25,000               5.75                2/03/98               24,985
NY                                            30,000               5.96                3/20/98               30,009
                                              30,000               6.00                6/09/98               30,020
                                              50,000               6.03                6/10/98               50,044

Rabobank Nederland,                           25,000               6.00                6/10/98               25,017
NY                                            25,000               5.87                8/17/98               24,995

Royal Bank of Canada,                         63,000               5.77                1/27/98               62,977
NY                                            50,000               6.14                5/12/98               50,073
                                              37,000               5.78                7/31/98               36,971

Societe Generale, NY                          50,000               5.54               10/02/97               50,000
                                              75,000               5.61               12/03/97               74,994

Svenska                                      180,000               5.56               10/06/97              180,000
Handelsbanken, NY

Swiss Bank Corp., NY                          25,000               5.70               10/06/97               25,000
                                              62,000               5.98                3/19/98               62,024
                                             275,000               6.00                6/12/98              275,194
                                              38,000               5.95                7/02/98               38,012
                                              50,000               5.86                7/17/98               49,988

Westdeutsche                                  67,000               5.60+               3/06/98               66,978
Landesbank                                   133,000               5.94                6/29/98              133,057
Girozentrale, NY                                                                                       ------------

Total Certificates of Deposit -- Yankee
(Cost -- $3,407,921)                                                                                      3,407,868
                                                                                                       ============

Commercial Paper -- 45.9%

AC Acquisition                                25,000               5.50               10/02/97               24,992
Holding Company                               22,345               5.52               10/27/97               22,252

AESOP Funding Corp.                           26,500               5.55               10/24/97               26,402
                                              16,000               5.55               10/27/97               15,933
                                              34,500               5.55               10/28/97               34,351
                                              73,000               5.55               10/29/97               72,674

A.H. Robins Co., Inc.                         48,353               5.51               11/07/97               48,072

ANZ (Delaware), Inc.                          50,000               5.51               12/03/97               49,506

ARCO Coal Australia Inc.                      12,994               5.53               10/21/97               12,952
                                              24,559               5.54               10/27/97               24,457

Allomon Funding                               11,543               5.52               10/06/97               11,532
Corporation                                   10,000               5.53               10/06/97                9,991
                                              19,743               5.54               10/16/97               19,694
                                               8,714               5.55               11/05/97                8,666

Alpine Securitization                         11,400               5.53               10/03/97               11,395
Corporation                                   21,250               5.51               10/06/97               21,230
                                              13,343               5.53               10/10/97               13,322
                                             135,966               5.53               10/21/97              135,527
                                              11,387               5.54               10/21/97               11,350

American Express                             135,000               5.50               10/02/97              134,959
Credit Corp.                                 100,000               5.52               10/07/97               99,892
                                             100,000               5.51               10/14/97               99,784
                                             100,000               5.52               12/02/97               99,027
                                             100,000               5.50               12/08/97               98,934

American Home                                 30,000               5.52               10/14/97               29,935
Products Corp.                                18,000               5.50               10/15/97               17,958
                                              50,000               5.51               12/02/97               49,513

American Honda                                30,000               5.53               10/03/97               29,986
Finance Corp.                                 10,000               5.51               10/20/97                9,969
                                              23,000               5.54               10/20/97               22,929
                                              10,000               5.52               10/21/97                9,967
                                               7,000               5.55               10/21/97                6,977
                                              10,000               5.53               10/27/97                9,958
                                              10,000               5.54               10/27/97                9,958

Apreco, Inc.                                  25,000               5.51               10/01/97               24,996
                                              25,000               5.55               10/20/97               24,923
                                              25,000               5.52               10/29/97               24,889

Asset Securitization                         218,925               5.50               10/07/97              218,690
Cooperative Corp.                             75,000               5.51               10/08/97               74,908
                                             100,000               5.53               10/16/97               99,754
                                              82,075               5.53               12/01/97               81,289
                                              71,000               5.53               12/03/97               70,299
                                             178,000               5.50               12/09/97              176,076
                                              75,000               5.51               12/10/97               74,177

Associates Corporation                        25,000               5.52               10/02/97               24,992
of North America                              50,000               5.51               10/06/97               49,954
                                              50,000               5.51               10/07/97               49,946
                                              75,000               5.52               10/21/97               74,758
                                              75,000               5.51               10/29/97               74,667
                                              25,000               5.51               11/04/97               24,866
                                              75,000               5.52               12/11/97               74,166
                                              50,000               5.52                3/18/98               48,690

Associates First Capital                      22,000               5.51               10/08/97               21,973
Corp.                                         50,000               5.53               10/30/97               49,769

Atlantic Asset                                35,000               5.54               10/06/97               34,968
Securitization Corp.                          15,000               5.55               10/15/97               14,965

Atlantic Richfield                            50,000               5.53               12/18/97               49,390
Company

Avco Financial                                39,500               5.52               12/08/97               39,079
Services, Inc.                                12,000               5.52               12/11/97               11,866
                                              35,000               5.52               12/17/97               34,578
                                              46,500               5.53               12/17/97               45,940
                                              36,000               5.54                3/23/98               35,029
                                              21,000               5.57                3/26/98               20,424
                                              10,000               5.56                3/30/98                9,719

BTR Dunlop Finance                            50,000               5.52               10/17/97               49,870
Inc.

Banc One Corporation                          25,000               5.50               10/02/97               24,992

Bass Finance (C.I.) Ltd.                      38,921               5.53               10/23/97               38,783

Bear Stearns                                  25,000               5.52               10/27/97               24,897
Companies, Inc.                               25,000               5.67               11/17/97               24,815
                                              50,000               5.67               11/26/97               49,560
                                              15,000               5.52               12/04/97               14,849
                                             110,000               5.51               12/18/97              108,658
                                              50,000               5.53               12/19/97               49,382

Bell Atlantic Financial                       25,000               5.51               10/09/97               24,966
Services, Inc.                                 7,609               5.53               10/20/97                7,586
                                              20,000               5.51               10/23/97               19,930
                                              39,200               5.51               10/24/97               39,056
                                              35,000               5.53               10/27/97               34,855
                                              20,000               5.51               10/29/97               19,911
                                              20,000               5.51               10/30/97               19,908
                                              41,000               5.52               10/31/97               40,805

Block Financial Corp.                         45,743               5.57               10/03/97               45,722
                                              10,000               5.54               12/09/97                9,892
                                              16,000               5.55               12/19/97               15,802

British Columbia,                             27,400               5.70               11/12/97               27,218
Province of                                   21,000               5.66               11/26/97               20,815

CIT Group Holdings,                           50,000               5.51               12/04/97               49,498
Inc.

CSW Credit, Inc.                              11,700               5.53               10/06/97               11,689
                                              19,300               5.55               10/10/97               19,270
                                              23,600               5.54               10/15/97               23,546
                                               8,710               5.53               10/17/97                8,687
                                              12,200               5.53               11/05/97               12,133
                                              17,700               5.54               11/06/97               17,599
                                              11,350               5.54               12/04/97               11,236
                                              19,300               5.54               12/05/97               19,104
                                              20,100               5.53               12/10/97               19,880

CXC Incorporated                              25,000               5.53               10/03/97               24,988
                                              33,700               5.50               10/08/97               33,659
                                              50,000               5.53               10/08/97               49,939
                                              30,000               5.52               10/15/97               29,931
                                              30,000               5.51               10/17/97               29,921
                                              50,000               5.53               10/20/97               49,846
                                              25,000               5.52               10/28/97               24,892
                                              25,000               5.53               11/04/97               24,865
                                              25,000               5.51               11/06/97               24,858
                                              25,000               5.51               11/10/97               24,843
                                              18,000               5.51               11/17/97               17,867
                                              25,000               5.52               12/02/97               24,757
                                              60,000               5.53               12/09/97               59,351
                                              22,000               5.54               12/12/97               21,752
                                              21,000               5.52               12/16/97               20,750
                                              35,000               5.52               12/17/97               34,578
                                              60,000               5.52               12/18/97               59,268
                                              40,000               5.53               12/19/97               39,506
                                              20,000               5.53               12/22/97               19,744

Caisse des Depots et                          90,000               5.50               10/07/97               89,903
Consignations                                 75,000               5.52               10/10/97               74,885
                                              50,000               5.52               11/04/97               49,730
                                              10,000               5.50               12/30/97                9,859

Carnival Corp.                                75,000               5.51               10/02/97               74,977

Centric Capital Corp.                         25,000               5.55               10/08/97               24,969
                                              81,000               5.54               10/09/97               80,888
                                              50,000               5.56               10/20/97               49,846
                                              34,000               5.53               12/05/97               33,653

Chase Manhattan                               50,000               5.68               11/26/97               49,560
Corporation

Chrysler Financial Corp.                      60,000               5.53               11/03/97               59,687
                                             100,000               5.52               11/04/97               99,463
                                              40,000               5.53               11/04/97               39,785

Ciesco L.P.                                   50,000               5.50               10/08/97               49,939
                                              25,000               5.52               10/16/97               24,938
                                              30,000               5.50               10/20/97               29,907
                                              25,000               5.51               12/03/97               24,753

Citicorp                                      50,000               5.51               10/17/97               49,870

Clipper Receivables                           96,000               5.53               10/10/97               95,853
Corp.                                         17,966               5.55               10/23/97               17,902
                                              11,000               5.57               10/24/97               10,959

Clorox Company                                24,000               5.50               10/30/97               23,889

Commercial Credit                             75,000               5.50               10/01/97               74,989
Corp.                                         25,000               5.52               10/29/97               24,889
                                              50,000               5.52               10/30/97               49,770
                                              50,000               5.51               11/10/97               49,683
                                              25,000               5.51               11/12/97               24,834

Commonwealth Bank                             50,000               5.515              11/21/97               49,598
of Australia                                  40,000               5.51               12/09/97               39,568
                                              60,000               5.545               2/12/98               58,747

Corporate Asset                               11,518               5.52               10/02/97               11,514
Funding Co., Inc.                             10,480               5.52               10/07/97               10,469
                                              20,000               5.50               10/08/97               19,976
                                              70,000               5.51               10/08/97               69,914
                                              30,525               5.53               10/27/97               30,398
                                               7,477               5.52               11/04/97                7,437
                                              35,000               5.54               11/17/97               34,741
                                              50,000               5.50               12/04/97               49,498
                                              25,000               5.52               12/10/97               24,726

Corporate Receivables                         40,000               5.53               10/02/97               39,988
Corp.                                         20,000               5.52               10/06/97               19,982
                                              50,000               5.53               10/15/97               49,885
                                              40,000               5.52               10/17/97               39,896
                                              41,550               5.53               10/22/97               41,410
                                              25,000               5.55               11/04/97               24,865
                                              20,000               5.51               11/24/97               19,830
                                              10,000               5.53               11/25/97                9,914
                                              25,000               5.54               12/03/97               24,753
                                              30,000               5.52               12/08/97               29,680
                                              40,000               5.53               12/10/97               39,561
                                              20,000               5.54               12/10/97               19,781
                                              50,000               5.53               12/12/97               49,436
                                              30,000               5.52               12/16/97               29,643
                                              35,000               5.51               12/19/97               34,568

Countrywide Home                              20,000               5.58               10/28/97               19,913
Loans, Inc.                                   50,000               5.60               11/06/97               49,712
                                              30,000               5.54               12/12/97               29,662

Credit Suisse First                           34,500               5.50               10/24/97               34,372
Boston, Inc.                                  20,500               5.52               12/11/97               20,272

Creditanstalt                                 50,000               5.50               10/24/97               49,815
Finance, Inc.                                 50,000               5.52               10/31/97               49,761

Cregem North America,                         20,000               5.49               10/28/97               19,914
Inc.                                         100,000               5.51               12/03/97               99,012
                                              80,000               5.51               12/04/97               79,197

Daimler-Benz North                            12,000               5.51               12/03/97               11,881
America Corp.                                102,000               5.51               12/08/97              100,913

Delaware Funding                              40,369               5.52               10/09/97               40,313
Corp.                                         59,795               5.52               10/10/97               59,703
                                             150,000               5.54               10/14/97              149,677
                                              95,000               5.54               10/15/97               94,781
                                              42,147               5.53               10/31/97               41,946
                                             177,131               5.53               12/03/97              175,380

Den Danske                                   100,000               5.515              12/15/97               98,826
Corporation

Du Pont (E.I.)                                75,000               5.52                3/18/98               73,035
de Nemours & Co.

Eiger Capital                                 32,791               5.54               10/01/97               32,786
Corporation                                   20,000               5.54               10/02/97               19,994
                                              45,000               5.53               10/09/97               44,938
                                              35,000               5.53               10/14/97               34,925
                                              35,000               5.52               10/16/97               34,914
                                              15,330               5.52               10/17/97               15,290
                                              20,000               5.55               10/29/97               19,911
                                              40,000               5.55               10/30/97               39,816
                                              15,000               5.55               11/03/97               14,921

Eksportfinans A/S                             11,210               5.53               10/10/97               11,193
                                              24,800               5.53               10/28/97               24,693
                                              16,500               5.53               12/19/97               16,296

Eureka Securitization,                        37,000               5.52               10/01/97               36,994
Inc.                                          15,000               5.53               10/08/97               14,982
                                              25,000               5.53               10/10/97               24,962
                                              11,000               5.53               10/15/97               10,975
                                               7,500               5.52               10/21/97                7,476
                                              10,000               5.52               11/18/97                9,924
                                              25,000               5.53               12/11/97               24,722
                                              50,000               5.53               12/19/97               49,382

Falcon Asset                                  11,875               5.52               10/08/97               11,860
Securitization Corp.                          11,850               5.54               10/09/97               11,834
                                              12,800               5.52               10/10/97               12,780
                                              27,365               5.51               10/20/97               27,281
                                              33,750               5.54               10/22/97               33,636
                                              50,000               5.52               10/23/97               49,824
                                              33,500               5.54               10/23/97               33,381
                                              34,210               5.56               10/27/97               34,067
                                              17,150               5.53               12/23/97               16,928

Finova Capital Corp.                          15,450               5.64               12/17/97               15,264
                                              10,000               5.60                2/09/98                9,796
                                              40,000               5.56                3/17/98               38,958
                                              88,600               5.56                3/19/98               86,265
                                              20,000               5.57                3/19/98               19,473

First Data Corp.                              25,000               5.53               10/14/97               24,946
                                              22,420               5.55               10/21/97               22,347

Fleet Funding Corp.                           44,655               5.50               10/03/97               44,635
                                              25,113               5.52               10/10/97               25,074
                                              32,230               5.52               10/15/97               32,156
                                              10,109               5.54               10/21/97               10,076

Ford Credit Co.,                              50,000               5.52               10/14/97               49,893
Puerto Rico, Inc.

Ford Credit Europe PLC                        11,000               5.51               10/03/97               10,995
                                              50,000               5.51               10/07/97               49,946

Ford Motor Credit Co.                        175,000               5.50               10/06/97              174,838
                                             100,000               5.52               10/07/97               99,893
                                             200,000               5.50               11/05/97              198,888
                                             125,000               5.68               11/26/97              123,900
                                             250,000               5.66               12/02/97              247,568
                                             100,000               5.66               12/05/97               98,981

GTE Corp.                                     22,000               5.56               10/27/97               21,908

GTE Funding, Inc.                             30,000               5.53               10/07/97               29,968

General Electric                             225,000               5.50               10/08/97              224,725
Capital Corp.                                125,000               5.50               10/09/97              124,828
                                              75,000               5.52               10/27/97               74,690
                                              25,000               5.64               11/03/97               24,869
                                             150,000               5.52               11/12/97              149,004
                                             150,000               5.52               11/13/97              148,981
                                             110,000               5.51               11/18/97              109,168
                                             140,000               5.68               11/24/97              138,811
                                             150,000               5.68               12/04/97              148,494
                                              50,000               5.54                2/10/98               48,971
                                             100,000               5.54                2/19/98               97,803
                                              50,000               5.525               3/13/98               48,729
                                              50,000               5.525               3/18/98               48,690

General Electric Capital                      90,000               5.51               10/22/97               89,697
Services, Inc.                                10,000               5.68               12/04/97                9,900

General Electric                              75,000               5.64               11/03/97               74,606
Company                                       72,118               5.53               12/16/97               71,260

General Motors                                47,000               5.78               11/10/97               46,702
Acceptance Corp.                              28,050               5.84               11/17/97               27,842
                                              29,305               5.72               11/20/97               29,074
                                             250,000               5.70               12/04/97              247,490
                                             100,000               5.59               12/08/97               98,934
                                             150,000               5.64               12/09/97              148,378
                                               7,645               5.65               12/31/97                7,536
                                             100,000               5.54                3/16/98               97,412
                                             350,000               5.54                3/17/98              340,886
                                             148,000               5.56                3/18/98              144,123
                                              91,000               5.54                3/20/98               88,588
                                             129,000               5.54                3/23/98              125,521
                                              50,000               5.58                3/25/98               48,636

General Motors Corp.                         100,000               5.58               10/24/97               99,628

Generale Bank, Inc.                          100,000               5.57               10/27/97               99,583

Glaxo Wellcome PLC                            17,600               5.59               10/01/97               17,597
                                              20,000               5.52               12/11/97               19,778

Goldman Sachs Group,                          71,601               5.67               10/27/97               71,302
L.P.                                           9,000               5.65               11/04/97                8,951
                                             100,000               5.66               12/02/97               99,027

Grand Metropolitan                            62,500               5.53               10/15/97               62,355
Capital Corp.

Greenwich Funding                             14,738               5.52               10/03/97               14,731
Corp.                                         25,436               5.51               10/09/97               25,401
                                              40,786               5.52               10/14/97               40,698
                                              22,400               5.54               10/14/97               22,352
                                              25,116               5.54               10/17/97               25,050
                                              25,000               5.52               10/20/97               24,923
                                              51,429               5.51               10/28/97               51,207
                                              13,488               5.54               11/12/97               13,398
                                              20,287               5.52               11/18/97               20,133
                                              23,500               5.53               12/09/97               23,246
                                              34,484               5.52               12/17/97               34,069
                                              21,836               5.52               12/22/97               21,556
                                              31,500               5.53               12/22/97               31,096

Halifax PLC                                   85,000               5.51               12/09/97               84,081

Henkel Corporation                            25,000               5.52               12/09/97               24,730

Household Finance                            100,000               5.53               10/16/97               99,754
Corp.                                        100,000               5.53               10/23/97               99,647

International Lease                           50,000               5.54                2/25/98               48,855
Finance Corp.

International                                 64,500               5.54               10/02/97               64,480
Securitization                                97,092               5.52               10/16/97               96,854
Corporation                                  115,000               5.54               10/30/97              114,469
                                              10,000               5.55               12/22/97                9,872
                                              13,408               5.52               12/23/97               13,234

Internationale                                26,700               5.53               10/02/97               26,692
Nederlanden (US)                              50,000               5.52               10/10/97               49,923
Funding Corp.

KFW International                             15,000               5.62               12/08/97               14,840
Finance, Inc.                                 22,000               5.52                3/19/98               21,420
                                              42,000               5.52                4/22/98               40,672

Kredietbank North                             50,000               5.50               10/14/97               49,892
America Finance Corp.

Lehman Brothers                              100,000               5.58               10/06/97               99,908
Holdings, Inc.

Lexington Parker                              70,264               5.53               10/21/97               70,036
Capital Company, LLC                          22,952               5.54               11/21/97               22,768
                                              35,426               5.56               12/03/97               35,076
                                              46,358               5.54               12/09/97               45,857

MCI Communications                            25,000               5.50               10/02/97               24,992
Corporation

Monsanto Company                              46,000               5.51               12/01/97               45,560

Mont Blanc Capital                            10,024               5.55               10/03/97               10,019
Corp.                                         37,297               5.57               10/06/97               37,262
                                              13,062               5.53               10/10/97               13,042
                                              11,000               5.53               10/14/97               10,976
                                              20,930               5.54               10/20/97               20,866
                                              80,363               5.55               10/21/97               80,103

Monte Rosa Capital                            23,000               5.53               10/10/97               22,965
Corp.                                         39,000               5.54               10/10/97               38,940
                                              25,000               5.53               10/14/97               24,946
                                              28,180               5.56               10/23/97               28,080
                                              10,000               5.58               10/23/97                9,964
                                             110,000               5.57               10/27/97              109,540
                                              50,000               5.56               11/06/97               49,714
                                              64,820               5.56               11/21/97               64,299
                                             150,000               5.53               12/08/97              148,402

Morgan Stanley                               205,000               5.50               10/06/97              204,812
Group, Inc.                                   10,000               5.50               10/07/97                9,989
                                             228,000               5.50               10/08/97              227,721
                                              57,000               5.51               10/14/97               56,878
                                              90,000               5.52               10/22/97               89,696

National Australia                           175,000               5.49               10/08/97              174,787
Funding (Delaware), Inc.                      30,000               5.51               12/02/97               29,708
                                             120,000               5.50               12/09/97              118,703

National Fleet Funding                         9,500               5.53               10/10/97                9,485
Corporation                                   26,430               5.52               10/15/97               26,369
                                              14,070               5.53               10/15/97               14,038

NationsBank Corp.                             30,000               5.59               10/01/97               29,995
                                             150,000               5.53               10/09/97              149,793

New Center Asset Trust                        50,000               5.73               10/09/97               49,931
                                             100,000               5.70               10/14/97               99,784
                                             125,000               5.52               11/19/97              124,035
                                             200,000               5.54               12/18/97              197,560
                                              75,000               5.52               12/19/97               74,073
                                             100,000               5.55               12/31/97               98,579

Old Line Funding Corp.                        11,037               5.57               10/02/97               11,034
                                              35,300               5.62               10/03/97               35,283
                                              19,876               5.54               10/06/97               19,858
                                               9,231               5.56               10/10/97                9,217
                                              19,130               5.56               10/16/97               19,083
                                               9,639               5.55               10/20/97                9,609
                                              45,000               5.55               10/23/97               44,840

Park Avenue                                   15,615               5.55               10/10/97               15,591
Receivables Corp.                             16,820               5.53               10/14/97               16,784
                                              10,876               5.53               10/15/97               10,851
                                              35,879               5.55               10/15/97               35,796
                                              20,790               5.53               10/16/97               20,739

Preferred Receivables                         20,000               5.53               10/02/97               19,994
Funding Corp.                                 27,250               5.53               10/06/97               27,225
                                              10,150               5.51               10/07/97               10,139
                                              28,275               5.53               10/09/97               28,236
                                               9,675               5.53               10/14/97                9,654
                                              25,000               5.54               10/14/97               24,946
                                              10,000               5.52               10/15/97                9,977
                                              51,300               5.52               10/23/97               51,119
                                              17,695               5.53               10/28/97               17,619
                                              31,000               5.54               10/28/97               30,866
                                              25,900               5.53               11/20/97               25,696
                                               9,500               5.54               12/04/97                9,405
                                              40,000               5.53               12/09/97               39,568
                                              20,025               5.54               12/18/97               19,781

RTZ America, Inc.                             13,704               5.52               10/20/97               13,662
                                              12,900               5.50               10/27/97               12,846
                                              34,600               5.53               11/12/97               34,370
                                              20,000               5.68               12/01/97               19,808
                                              18,000               5.51               12/08/97               17,808

Rank Xerox Capital                            90,571               5.50               10/01/97               90,557
(Europe) PLC

Rexam PLC                                     10,000               5.52               12/04/97                9,900

Riverwoods Funding                            29,500               5.52               10/09/97               29,459
Corp.                                         45,500               5.53               10/09/97               45,437

SBC Communications,                           30,000               5.50               10/06/97               29,972
Inc.

Santander Finance                             50,000               5.50               10/31/97               49,761
(Delaware), Inc.

Sears Roebuck                                 50,000               5.53               10/22/97               49,831
Acceptance Corp.                              50,000               5.55               11/12/97               49,669
                                              50,000               5.53               11/13/97               49,662
                                              50,000               5.54               11/20/97               49,606
                                              50,000               5.51               11/25/97               49,568
                                              50,000               5.54               12/02/97               49,514

Smith Barney Inc.                            200,000               5.50               10/07/97              199,786
                                              40,000               5.54               10/30/97               39,815

Societe Generale N.A.,                       125,000               5.51               12/04/97              123,745
Inc.

Swedish Export                                20,000               5.50               10/07/97               19,979
Credit Corp.

Three Rivers                                  34,000               5.54               10/16/97               33,916
Funding Corp.                                 25,117               5.54               10/17/97               25,051
                                              15,298               5.53               10/20/97               15,251

Toshiba America,                              20,000               5.50               10/07/97               19,978
Inc.

Transamerica Finance                          54,000               5.50               10/01/97               53,992
Corp.                                         19,582               5.51               10/16/97               19,534
                                              41,000               5.54               10/24/97               40,849
                                              66,000               5.54               10/29/97               65,705

Twin Towers, Inc.                             37,126               5.55               10/16/97               37,034
                                              15,136               5.54               10/20/97               15,089
                                               4,000               5.52               10/21/97                3,987
                                              28,964               5.52               10/22/97               28,866
                                              25,705               5.52               10/28/97               25,594
                                              12,615               5.57               10/28/97               12,560
                                              25,973               5.55               11/24/97               25,752

US Borax, Inc.                                14,000               5.53               10/15/97               13,968
                                              20,000               5.53                3/17/98               19,479
                                              14,000               5.55                3/25/98               13,618

Unifunding, Inc.                              25,500               5.50               10/28/97               25,390
                                              75,000               5.51               12/10/97               74,178

Vattenfall Treasury, Inc.                     14,000               5.52               12/08/97               13,851
                                              14,000               5.52               12/09/97               13,849

WCP Funding, Inc.                             15,500               5.52               10/02/97               15,495
                                              10,000               5.54               10/08/97                9,988
                                              25,000               5.53               10/16/97               24,939
                                              25,000               5.52               10/20/97               24,923
                                              24,500               5.55               10/27/97               24,398
                                              25,000               5.52               10/28/97               24,893
                                              25,000               5.52               12/08/97               24,734

Windmill Funding Corp.                        35,000               5.55               10/06/97               34,968
                                              30,000               5.52               10/09/97               29,959
                                              92,754               5.53               10/15/97               92,540
                                              25,192               5.54               10/15/97               25,134
                                             152,842               5.55               10/20/97              152,371
                                              29,389               5.53               10/23/97               29,285
                                               9,100               5.52               10/24/97                9,066
                                              31,000               5.53               10/24/97               30,885
                                              19,380               5.54               12/03/97               19,188
                                              21,774               5.54               12/11/97               21,532
                                                                                                       ------------

Total Commercial Paper (Cost -- $20,476,612)                                                             20,476,258
                                                                                                       ============

Corporate Notes -- 9.3%

Abbey National                               130,000               5.49+               6/09/98              129,940
Treasury Services PLC

Asset-Backed                                 160,000               5.656+             10/15/97              160,000
Securities Investment
Trust 1996-M

Asset-Backed                                 715,150               5.616+              9/15/98              715,150
Securities Investment
Trust 1997-F

CIT Group Holdings,                          100,000               5.60+              12/23/97               99,980
Inc., The                                    100,000               5.60+               3/03/98               99,971
                                             137,500               5.58+               8/17/98              137,395
                                             220,300               5.59+               9/30/98              220,109

Credit Suisse First                           67,000               5.82+               4/14/98               67,008
Boston, Inc.                                 103,000               5.80+               5/22/98              103,000
                                             500,000               5.606+             10/01/98              500,000

General Motors                                20,000               5.793+              1/26/98               20,008
Acceptance Corp.

IBM Credit Corp.                              75,000               5.665               7/31/98               75,000

LABS Trust, Series                           353,181               5.656+             12/29/97              353,181
1996-C, Senior Notes

LABS Trust, Series                           300,000               5.656+             10/21/98              300,000
1997-6, Senior Notes

LINCS, Series 1996-3                         340,000               5.656+              1/12/98              340,000

Morgan Stanley                                10,000               5.988+              5/18/98               10,011
Group, Inc.

Premier Auto Trust                           166,500               5.648               6/08/98              166,440
1997-2

Premier Auto Trust                           245,795               5.68                8/06/98              245,795
1997-3

SMM Trust 1997-Q                             427,000               5.656+              1/15/98              426,999
                                                                                                       ------------

Total Corporate Notes (Cost -- $4,170,040)                                                                4,169,987
                                                                                                       ============

Funding Agreements -- 0.8%

Transamerica Life                            150,000               5.656+              4/15/98              150,000
Insurance & Annuity                           25,000               5.656+              8/03/98               25,000
Company                                       50,000               5.656+              9/14/98               50,000

Transamerica                                  75,000               5.656+             11/20/97               75,000
Occidental Life                               60,000               5.656+              5/15/98               60,000
Insurance Co.
                                                                                                       ------------

Total Funding Agreements (Cost -- $360,000)                                                                 360,000

Master Notes -- 1.9%                                                                                   ============


Goldman Sachs                                700,000               5.656+              4/28/98              700,000
Group, L.P.                                  130,000               5.656+              5/29/98              130,000
                                                                                                         ----------

Total Master Notes (Cost -- $830,000)                                                                       830,000
                                                                                                       ============

Medium-Term Notes -- 1.0%

Abbey National                                75,000               5.93                3/25/98               75,044
Treasury Services PLC

Bank of Scotland                              50,000               5.95                6/18/98               50,036
Treasury Services PLC

Barnett Banks, Inc.                           24,600               6.25                7/28/98               24,701

Credit Suisse First                           25,000               6.147               6/02/98               25,039
Boston, Inc.

Ford Motor Credit Co.                         50,000               6.25                2/26/98               50,102

General Electric                              25,000               7.00                3/24/98               25,147
Capital Corp.

Goldman Sachs                                 17,000               6.10                4/15/98               17,026
Group, L.P.

IBM Credit Corp.                              75,000               5.73+               7/30/98               74,920

International Business                        70,000               5.65                1/22/98               69,980
Machines Corp.

Norwest Corporation                           25,000               6.00               10/13/98               25,011
                                                                                                       ------------

Total Medium-Term Notes (Cost -- $436,861)                                                                  437,006
                                                                                                       ============

US Government & Agency Obligations --
Discount Notes -- 2.9%

Federal Home Loan                             36,900               5.20               10/14/97               36,822
Banks                                         25,575               5.17               10/16/97               25,513
                                               9,615               5.40               12/29/97                9,485
                                              61,006               5.40               12/31/97               60,159

Federal National                             150,000               5.38               11/18/97              148,887
Mortgage Association                         125,000               5.37               12/08/97              123,699
                                              13,510               5.36               12/18/97               13,349
                                              11,000               5.36               12/23/97               10,861
                                              38,370               5.36               12/24/97               37,878
                                              11,625               5.36               12/30/97               11,465
                                              50,000               5.37               12/30/97               49,314
                                              50,000               5.38               12/30/97               49,314
                                             123,000               5.40               12/30/97              121,312
                                             200,000               5.34                2/05/98              196,132
                                             150,000               5.41                3/16/98              146,215
                                             125,000               5.37                3/23/98              121,713

International Bank                            14,000               5.44               12/29/97               13,810
for Reconstruction                            38,000               5.36               12/30/97               37,478
and Development

US Treasury STRIPS***                         70,000               5.234              11/15/97               69,490
                                                                                                       ------------

Total US Government & Agency Obligations --
Discount Notes (Cost -- $1,283,154)                                                                       1,282,896
                                                                                                       ============

US Government & Agency Obligations --
Non-Discount Notes -- 18.8%

Federal Farm                                 130,000               5.85               10/01/97              130,001
Credit Bank                                  125,000               5.56+               2/02/98              124,988
                                              85,000               5.53+               3/02/98               84,980
                                              30,000               5.81               12/04/98               29,940

Federal Home                                 518,000               5.25+              12/10/97              517,947
Loan Banks                                    25,000               5.85+               1/26/98               24,974
                                              50,000               5.85+               1/29/98               49,946
                                              32,500               5.96                6/09/98               32,554
                                               7,250               5.82                6/16/98                7,256
                                             150,500               5.90                6/19/98              150,677
                                              26,000               5.78                7/07/98               26,000
                                              18,600               5.58                8/06/98               18,564
                                             455,000               5.50+               9/16/98              454,701
                                             475,000               5.80                9/18/98              474,848
                                              23,000               6.355               6/11/99               23,080
                                              22,000               5.98                8/11/99               21,921
                                              60,000               5.99                8/11/99               59,795
                                              10,000               5.96                9/24/99               10,002

Federal Home Loan                            150,000               5.58+               4/16/98              149,961
Mortgage Corp.                               277,000               5.57+               4/20/98              276,910
                                             208,000               5.685               8/21/98              207,784
                                              34,000               6.205               6/30/99               34,029

Federal National                              87,000               5.53               10/14/97               86,992
Mortgage Association                         296,000               5.235+             10/20/97              295,986
                                              20,000               5.26+              11/14/97               20,000
                                             365,000               5.47               12/30/97              364,759
                                             200,000               5.58+               1/06/98              199,985
                                             190,000               5.19                1/08/98              189,700
                                             286,000               5.57+               3/26/98              285,919
                                             372,000               5.26+               3/27/98              371,877
                                             162,000               5.56+               5/21/98              161,929
                                             250,000               5.56+               5/22/98              249,891
                                             200,000               5.68+               7/31/98              199,826
                                             200,000               5.50+               9/15/98              199,850
                                              30,000               5.81               11/25/98               29,942
                                              25,000               5.81               12/01/98               24,947
                                              12,000               6.32                5/11/99               12,013
                                             200,000               5.29+               6/02/99              199,446
                                              40,000               5.29+               7/26/99               39,877
                                             100,000               5.86                7/30/99               99,676
                                              35,000               5.95                8/05/99               34,857
                                              54,500               5.88                8/10/99               54,210
                                               7,450               5.94                9/10/99                7,448
                                             150,510               5.83                9/27/99              150,171

Student Loan                                 305,000               5.22+              10/01/97              305,000
Marketing Association                         90,000               5.21+              10/03/97               90,000
                                              44,215               5.23+              10/14/97               44,213
                                              54,500               5.27+              10/17/97               54,498
                                              48,175               5.41+              10/30/97               48,174
                                              25,330               5.41+              11/20/97               25,328
                                              30,000               5.23+              11/24/97               29,989
                                             133,000               5.36+               2/17/98              132,997
                                             200,000               5.29+               4/24/98              199,946
                                              73,000               5.86                6/10/98               73,072
                                             260,000               5.74                6/30/98              259,966
                                              79,645               5.75                6/30/98               79,643
                                              81,000               5.60                8/11/98               80,857
                                              20,000               5.84                9/10/98               19,959
                                             247,000               5.495+             10/06/98              246,844
                                              60,000               6.02               11/20/98               60,020
                                              65,000               5.80               12/18/98               64,861

US Treasury Notes                            230,000               5.00                1/31/98              229,713
                                              50,000               5.625              11/30/98               49,953
                                             100,000               5.875               7/31/99              100,078
                                                                                                       ------------

Total US Government & Agency Obligations --
Non-Discount Notes (Cost -- $8,386,354)                                                                   8,385,270
                                                                                                       ============


Face
Amount                                                                 Issue
Repurchase Agreements** -- 0.9%
$396,122                               Goldman Sachs Company, purchased on
                                       9/30/97 to yield 6.50% to 10/01/97                                   396,122
                                                                                                       ------------

Total Repurchase Agreements
(Cost -- $396,122)                                                                                          396,122
                                                                                                       ============

Total Investments
(Cost -- $45,351,370) -- 101.6%                                                                          45,350,241

Liabilities in Excess of Other Assets -- (1.6%)                                                            (730,621)
                                                                                                       ------------

Net Assets -- 100.0%                                                                                    $44,619,620
                                                                                                       ============

 *  Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.  Interest rates on variable rate securities are adjusted periodically based on appropriate indexes; the interest rates shown are the rates in effect at September 30, 1997.
 ** Repurchase Agreements are fully collateralized by US Government Obligations.
*** STRIPS - Separate Trading of Registered Interest and Principal of Securities.
  + Variable Rate Notes.

    See Notes to Financial Statements.






CMA Money Fund
Statement of Assets and Liabilities as of September 30, 1997
Assets:
Investments, at value (identified cost -- $45,351,369,620+) (Note 1a)                                           $45,350,240,517
Cash                                                                                                                    250,497
Interest receivable                                                                                                 242,578,894
Prepaid registration fees and other assets (Note 1e)                                                                  1,402,019
                                                                                                              -----------------
Total assets                                                                                                     45,594,471,927
                                                                                                              -----------------

Liabilities:
Payables:
Securities purchased                                                                      $946,743,005
Investment adviser (Note 2)                                                                 14,864,322
Distributor (Note 2)                                                                        10,196,101
Beneficial interest redeemed                                                                    62,209
Dividends to shareholders (Note 1f)                                                             13,250              971,878,887
                                                                                     -----------------
Accrued expenses and other liabilities                                                                                2,972,728
                                                                                                              -----------------
Total liabilities                                                                                                   974,851,615
                                                                                                              -----------------

Net Assets                                                                                                      $44,619,620,312
                                                                                                              =================

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                                       $4,462,074,942
Paid-in capital in excess of par                                                                                 40,158,674,473
Unrealized depreciation on investments -- net                                                                        (1,129,103)
                                                                                                              -----------------
Net Assets -- Equivalent to $1.00 per share based on 44,620,749,416 shares of
beneficial interest outstanding                                                                                 $44,619,620,312
                                                                                                              =================

+ Cost for Federal income tax purposes. As of September 30, 1997, net unrealized depreciation for Federal income tax purposes amounted to $1,129,103, of which $2,995,867 related to appreciated securities and $4,124,970 related to depreciated securities.

See Notes to Financial Statements.






CMA Money Fund
Statement of Operations for the Six Months Ended September 30, 1997

Investment Income (Note 1d):
Interest and amortization of premium and discount earned                                                         $1,219,327,298

Expenses:
Investment advisory fees (Note 2)                                                       $81,081,679
Distribution fees (Note 2)                                                               26,183,336
Transfer agent fees (Note 2)                                                              7,527,150
Interest expense (Note 4)                                                                 2,912,535
Registration fees (Note 1e)                                                               2,392,840
Accounting services (Note 2)                                                                657,067
Custodian fees                                                                              468,558
Printing and shareholder reports                                                            291,525
Professional fees                                                                            49,947
Trustees' fees and expenses                                                                  47,354
Other                                                                                       151,916
                                                                                  -----------------
Total expenses                                                                                                      121,763,907
                                                                                                              -----------------
Investment income -- net                                                                                          1,097,563,391
Realized Gain on Investments -- Net (Note 1d)                                                                         2,524,958
Change in Unrealized Depreciation on Investments -- Net                                                              23,061,574
                                                                                                              -----------------
Net Increase in Net Assets Resulting from Operations                                                             $1,123,149,923
                                                                                                              =================

See Notes to Financial Statements.






CMA Money Fund
Statements of Changes in Net Assets
                                                                                      For the Six                  For the
                                                                                      Months Ended               Year Ended
Increase (Decrease) in Net Assets:                                                   Sept. 30, 1997            March 31, 1997
Operations:
Investment income -- net                                                            $1,097,563,391             $1,860,190,714
Realized gain on investments -- net                                                      2,524,958                  7,267,457
Change in unrealized depreciation on investments -- net                                 23,061,574                 (7,046,015)
                                                                                 -----------------          -----------------
Net increase in net assets resulting from operations                                 1,123,149,923              1,860,412,156
                                                                                 -----------------          -----------------

Dividends & Distributions to Shareholders (Note 1f):
Investment income -- net                                                            (1,097,563,391)            (1,860,190,714)
Realized gain on investments -- net                                                     (2,524,958)                (7,267,457)
                                                                                 -----------------          -----------------
Net decrease in net assets resulting from dividends and distributions
to shareholders                                                                     (1,100,088,349)            (1,867,458,171)
                                                                                 -----------------          -----------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                    93,025,182,152            157,862,710,322
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1f)                                                                  1,097,769,300              1,863,526,563
                                                                                 -----------------          -----------------
                                                                                    94,122,951,452            159,726,236,885
Cost of shares redeemed                                                            (91,511,145,581)          (154,657,296,361)
                                                                                 -----------------          -----------------
Net increase in net assets derived from beneficial interest transactions             2,611,805,871              5,068,940,524
                                                                                 -----------------          -----------------
Net Assets:
Total increase in net assets                                                         2,634,867,445              5,061,894,509
Beginning of period                                                                 41,984,752,867             36,922,858,358
                                                                                 -----------------          -----------------
End of period                                                                      $44,619,620,312            $41,984,752,867
                                                                                 =================          =================

See Notes to Financial Statements.






CMA Money Fund
Financial Highlights
                                                             For the
                                                           Six Months
The following per share data and ratios have been derived    Ended
from information provided in the financial statements.      Sept. 30,               For the Year Ended March 31,
                                                              1997          1997          1996          1995          1994
Increase (Decrease) in Net Asset Value:

Per Share Operating Performance:
Net asset value, beginning of period                          $1.00         $1.00         $1.00         $1.00         $1.00
                                                        -----------   -----------   -----------   -----------   -----------
Investment income -- net                                      .0256         .0490         .0529         .0437         .0276
Realized and unrealized gain (loss) on
investments -- net                                            .0006            --         .0003         .0005        (.0005)
                                                        -----------   -----------   -----------   -----------   -----------
Total from investment operations                              .0262         .0490         .0532         .0442         .0271
                                                        -----------   -----------   -----------   -----------   -----------
Less dividends and distributions:
Investment income -- net                                     (.0256)       (.0490)       (.0529)       (.0437)       (.0276)
Realized gain on investments -- net                          (.0001)       (.0002)       (.0006)       (.0003)       (.0003)
                                                        -----------   -----------   -----------   -----------   -----------
Total dividends and distributions                            (.0257)       (.0492)       (.0535)       (.0440)       (.0279)
                                                        -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                                $1.00         $1.00         $1.00         $1.00         $1.00
                                                        ===========   ===========   ===========   ===========   ===========

Total Investment Return                                        5.11%*        5.04%         5.49%         4.50%         2.82%
                                                        ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets:
Expenses, excluding interest
expense                                                         .55%*         .55%           --            --            --
                                                        ===========   ===========   ===========   ===========   ===========
Expenses                                                        .57%*         .56%          .56%          .56%          .55%
                                                        ===========   ===========   ===========   ===========   ===========
Investment income and realized gain on
investments -- net                                             5.12%*        4.89%         5.35%         4.42%         2.79%
                                                        ===========   ===========   ===========   ===========   ===========

Supplemental Data:
Net assets, end of period (in thousands)                $44,619,620   $41,984,753   $36,922,858   $29,066,762   $27,071,882
                                                        ===========   ===========   ===========   ===========   ===========

* Annualized.

See Notes to Financial Statements.




CMA Money Fund
Notes to Financial Statements

1. Significant Accounting Policies:
CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

For the purpose of valuation, the maturity of variable rate certificates of deposit, variable rate commercial paper, short-term corporate bond notes and variable rate corporate notes is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Repurchase agreements -- The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income, including amortization of premium and discount, is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of nonresident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Reverse Repurchase Agreements:
Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it may establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

For the six months ended September 30, 1997, the maximum amount entered into was $266,332,014, the average amount outstanding was approximately $117,601,000, and the daily weighted average interest rate was 4.94%.